NYSE Regulation

VIA FACSIMILE AND U.S. MAIL [redacted]
June 10, 2008

CERTNYS
001-07436

08048474

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: HSBC USA Inc.

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on June 9, 2008) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

ELEMENTS Linked to the S&P Commodity Trends Indicator — Total Return due June 16, 2023

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the enclosed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

Enclosure

END